FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Amortization of Lease Incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	[1]	Dec. 31, 2013	[1]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Amortization of lease incentives	$ 20,527	$ 18,934		$ 9,019
Amortization of Lease Incentives [Abstract]
2016	13,803
2017	13,484
2018	10,716
2019	7,351
2020	4,324
Thereafter	2,672
Future amortization of lease incentives	$ 52,350

[1]	As restated